Related Party Transactions - Additional Information (Detail)				1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended
	May 04, 2020 $ / shares shares	Apr. 30, 2020 USD ($) shares	Jan. 31, 2020 USD ($) shares	Apr. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) day $ / shares shares	Sep. 30, 2020 USD ($) day $ / shares shares	Nov. 13, 2020 shares	Jul. 31, 2020 shares	May 03, 2020 USD ($)
Related Party Transaction [Line Items]
Stock issued during period, new issues | $			$ 25,000		$ 25,000		$ 25,000
Minimum number of trading days | day							20	20
Consecutive trading day threshold | day							30	30
Blackout trading period after completion of business combination							30 days	30 days
Working Capital Loan
Related Party Transaction [Line Items]
Working capital loans convertible to warrants, maximum | $						$ 1,500,000	$ 1,500,000	$ 1,500,000
Price paid per share (in usd per share) | $ / shares						$ 1.50	$ 1.50	$ 1.50
Working capital loans | $						$ 0	$ 0	$ 0
Sponsor
Related Party Transaction [Line Items]
Promissory note | $											$ 211,382
Monthly related party fee for office space and related support services | $		$ 20,000		$ 20,000		$ 60,000	$ 41,000	$ 101,000
Common Class F
Related Party Transaction [Line Items]
Common stock, shares issued						8,625,000	8,625,000	8,625,000
Common Class F | Forecast
Related Party Transaction [Line Items]
Class of warrant or right, number of securities called by warrants (per warrant)									890,000
Common Class F | Sponsor
Related Party Transaction [Line Items]
Stock issued during period, new issues (in shares)			8,625,000
Common stock, shares issued										8,575,000
Number of shares transferred		25,000		25,000						25,000
Common Class F | Sponsor | Forecast
Related Party Transaction [Line Items]
Common stock, shares issued										8,575,000
Number of shares transferred		25,000		25,000						25,000
Common Class A
Related Party Transaction [Line Items]
Common stock trigger price (in usd per share) | $ / shares							$ 12.00	$ 12.00
Common stock, shares issued						1,929,595	1,622,891	1,929,595
Common Class A | Forecast
Related Party Transaction [Line Items]
Class of warrant or right, number of securities called by warrants (per warrant)									890,000
Maximum | Common Class F
Related Party Transaction [Line Items]
Number of shares to be forfeited if overallotment option is not exercised	1,125,000		1,125,000
Minimum
Related Party Transaction [Line Items]
Minimum number of days after initial Business Combination | day							150	150
Private Placement
Related Party Transaction [Line Items]
Class of warrant or right, number of securities called by warrants (per warrant)	5,933,333
Price paid per share (in usd per share) | $ / shares	$ 1.50
Private Placement | Forecast
Related Party Transaction [Line Items]
Class of warrant or right, number of securities called by warrants (per warrant)									5,933,333
Private Placement | Common Class A
Related Party Transaction [Line Items]
Exercise price per share (in usd per share) | $ / shares	$ 11.50